1. ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Organization and basis of Presentation
Proceeds from issuances of senior unsecured notes	$ 31,042,000
Combined term and revolving debt	103,597,000
Accounts receivable used as collateral	25,385,000		20,627,000
Bad debt recovery	$ 208,000	$ 2,000	$ (6,000)	$ (218,000)